INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3 - INVENTORIES

A.	Composition:
	As of December 31,
	2 0 1 2	2 0 1 1

Raw materials	$2,972	$589
Work in process	6,582	5,195
Finished goods	8,273	3,824
	$17,827	$9,608

B.	Including write-off of $1,399 and $1,019 for 2012 and 2011 respectively, presented in the consolidated statements of operations.